PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

As of September 30, 2023 and December 31, 2022, the Company had $-0- and $3,687 in property and equipment respectively. As of September 30, 2023, all property and equipment and leaseholds at its US locations had been fully depreciated.